COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Apr. 30, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
January 31, 2022	$ 121,917	$ 121,917
January 31, 2023	113,100	116,879
January 31, 2023	42,803	62,003
January 31, 2025	30,003	30,003
January 31, 2026	30,003	30,003
After January 31, 2026	17,503	25,004
Total lease payments	355,329	385,809
Less: Interest	(44,197)	(51,474)
Present value of lease liabilities	$ 311,132	$ 334,335